John Hancock Trust
Supplement dated April 28, 2008
to the Prospectus dated April 28, 2008

AMERICAN ASSET ALLOCATION TRUST
Past Performance
Calendar Year Total Returns for Series III
The 2002 performance for Series III shares is amended and restated as follows: -12.8%.

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

Past Performance
The Calendar Year Total Return for Series III and the Best Quarter and Worst Quarter performance information is amended and restated as follows:

Calendar Year Total Returns for Series IIIA:

-23.5%	30.0%	9.1%	6.7%	16.8%	1.5%

2002	2003	2004	2005	2006	2007

Best Quarter:	16.95% (Quarter ended 6/30/2003) Worst Quarter: −20.60% (Quarter ended 9/30/2002)

AMERICAN GROWTH TRUST
Past Performance
The Calendar Year Total Return for Series III and the Best Quarter and Worst Quarter performance information is amended and restated as follows:

Calendar Year Total Returns for Series IIIA:

34.6%	56.5%	4.0%	-18.6%	-24.8%	36.2%	11.9%	15.6%	9.6%	11.7%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	30.56% (Quarter ended 12/31/1999) Worst Quarter: −27.27% (Quarter ended 9/30/2001)

AMERICAN GROWTH-INCOME TRUST
Past Performance
The Calendar Year Total Return for Series III and the Best Quarter and Worst Quarter performance information is amended and restated as follows:

Calendar Year Total Returns for Series IIIA:

17.5%	10.6%	7.4%	2.0%	-18.8%	31.8%	9.8%	5.3%	14.6%	4.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	18.70% (Quarter ended 12/31/1998) Worst Quarter: −18.80% (Quarter ended 9/30/2002)